Shareholders' Equity	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Shareholders' Equity
Shareholders' Equity

Note 11: Shareholders’ Equity

Jersey

In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary  share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting. See Note 17 — “Employee Incentive Plans” for additional detail related to the options. The Company received net subscriptions for 46,247 and 174,420 shares, retroactively restated for the effect of the reverse recapitalization, during the three and six months ended June 30, 2018, respectively. There were no share subscriptions received prior to the close of the Transactions in 2019.

Post-Transactions

Immediately prior to the closing of the Transactions, there were 87,749,999  shares of Churchill common stock issued and outstanding, consisting of  (i) 68,999,999  public  shares (Class A) and (ii) 18,750,000 founder shares (Class B). On May 13, 2019, in connection with the Transactions, all of the Class B common stock converted into Class A common stock of the post-combination  company on a one-for-one basis, and effect the reclassification and conversion of all of the Class A common stock and Class B common stock into a single class of common stock of Clarivate Analytics PLC. One stockholder elected to have one share redeemed in connection with the Transactions.

In June 2019, the Company formed the 2019 Incentive Award  Plan under which employees of the Company may be eligible to purchase shares of the Company.  See Note 17 — “Employee Incentive Plans” for additional detail related to the 2019 Incentive Award Plan. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary share. At June 30, 2019, there were unlimited shares of common stock authorized, and 305,268,497  shares issued and outstanding, with a par value of $0.00. The Company did not hold any shares as treasury shares as of June 30, 2019 or December 31, 2018. The Company’s common stockholders are entitled to one vote per share.

Warrants

Upon consummation of the Transactions, the Company has warrants outstanding to purchase an aggregate of 52,800,000 ordinary  shares. Each outstanding whole warrant of Churchill represents the right to purchase one ordinary  share of the Company in lieu of one share of Churchill common stock upon closing of the Transactions at a price of  $11.50 per share, subject to adjustment as discussed below, at any time commencing  upon the later of (i) 30 days after the completion of the Transactions and (ii) September 11, 2019.

Additionally, the Warrants are not exercisable and the Company shall not be obligated to issue shares of common stock upon exercise of the Warrants unless the shares of common stock issuable upon such Warrant exercise have been registered, qualified  or deemed to be exempt under the applicable securities laws. Lastly, the holder does not have the right to exercise the Warrants to the extent that they would beneficially own in excess of 4.9% or 9.8% (as specified by the holder) of the shares of common stock outstanding immediately after giving effect to such exercise.

Incentive Shares

Upon consummation of the Transactions,  there were 7,000,000 ordinary  shares of Clarivate that are issuable to persons designated in the Sponsor Agreement if the last sale price of Clarivate’s ordinary shares is at least $20.00 for 40 days over a 60 consecutive trading day period on or before the sixth anniversary of the closing of the Transactions.

Note 11: Shareholders’ Equity

Jersey

In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary  share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting. See Note 17 — “Employee Incentive Plans” for additional detail related to the options. The Company received net subscriptions for 13,347 and 187,766 shares, retroactively restated for the effect of the reverse recapitalization, during the three and nine months ended September 30, 2018, respectively. There were no share subscriptions received prior to the close of the Transactions in 2019.

Post-Transactions

Immediately prior to the closing of the Transactions, there were 87,749,999  shares of Churchill common stock issued and outstanding, consisting of  (i) 68,999,999  public  shares (Class A) and (ii) 18,750,000 founder shares (Class B). On May 13, 2019, in connection with the Transactions, all of the Class B common stock converted into Class A common stock of the post-combination  company on a one-for-one basis, and effect the reclassification and conversion of all of the Class A common stock and Class B common stock into a single class of common stock of Clarivate Analytics Plc. One stockholder elected to have one share redeemed in connection with the Transactions.

In June 2019, the Company formed the 2019 Incentive Award  Plan under which employees of the Company may be eligible to purchase shares of the Company.  See Note 17 — “Employee Incentive Plans” for additional detail related to the 2019 Incentive Award Plan. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary share. At September 30, 2019 there were unlimited shares of common stock authorized, and 306,050,763  shares issued and outstanding, with a par value of $0.00. The Company did not hold any shares as treasury shares as of September 30, 2019 or December 31, 2018. The Company’s common stockholders are entitled to one vote per share.

Warrants

Upon consummation of the Transactions, the Company has warrants outstanding to purchase an aggregate of 52,800,000 ordinary  shares. Each outstanding whole warrant of Churchill represents the right to purchase one ordinary  share of the Company in lieu of one share of Churchill common stock upon closing of the Transactions at a price of  $11.50 per share, subject to adjustment as discussed below, at any time commencing  upon the later of (i) 30 days after the completion of the Transactions and (ii) September 11, 2019. As of September 30, 2019, no warrants had been exercised.

Additionally, the Warrants are not exercisable and the Company shall not be obligated to issue shares of common stock upon exercise of the Warrants unless the shares of common stock issuable upon such Warrant exercise have been registered, qualified  or deemed to be exempt under the applicable securities laws. Lastly, the holder does not have the right to exercise the Warrants to the extent that they would beneficially own in excess of 4.9% or 9.8% (as specified by the holder) of the shares of common stock outstanding immediately after giving effect to such exercise.

Incentive Shares

Upon consummation of the Transactions,  there were 7,000,000 ordinary  shares of Clarivate that are issuable to persons designated in the Sponsor Agreement if the last sale price of Clarivate’s ordinary shares is at least $20.00 for 40 days over a 60 consecutive trading day period on or before the sixth anniversary of the closing of the Transactions.

Note 14: Shareholders’ Equity

Shareholders’ Equity

In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share purchase subscription, the purchaser is entitled to a fully vested right to an ordinary share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting. See “Note 15 — Employment and Compensation Arrangements” for additional detail related to the options. The Company has received net subscriptions for 198,602 and 1,218,300 shares during the years ended December 31, 2018 and 2017, respectively. Additionally, the Company granted 66,068 ordinary shares in exchange for services provided during the year ended December 31, 2017. At December 31, 2018, the number of shares issued and outstanding under the Management Incentive Plan was 1,482,969.